Appendix II - Reporting by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services
Net revenue	€ 6,591,977	€ 6,063,967	€ 4,933,118
Assets by geographical area	21,441,054	21,533,977	19,233,835
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	548,891	542,718	467,694
Spain.
Disclosure of products and services
Net revenue	362,877	320,631	362,407
Assets by geographical area	1,190,606	1,156,068	1,092,435
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	53,216	60,503	71,022
Rest of European Union
Disclosure of products and services
Net revenue	893,050	711,579	544,042
Assets by geographical area	7,055,181	6,600,264	5,393,407
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	170,763	107,030	91,388
USA and Canada.
Disclosure of products and services
Net revenue	3,898,961	3,855,607	3,154,549
Assets by geographical area	10,958,657	11,561,068	10,525,140
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	313,001	363,034	295,526
Rest of the world
Disclosure of products and services
Net revenue	1,437,089	1,176,150	872,120
Assets by geographical area	2,236,610	2,216,577	2,222,853
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 11,911	€ 12,151	€ 9,758